NOTES PAYABLE AND CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE AND CONVERTIBLE DEBENTURES	NOTES PAYABLE AND CONVERTIBLE DEBENTURES

Notes payable consisted of the following (in thousands):

	As of December 31,
	2025	2024
Senior Secured Credit Facility	$50,000	$—
Senior Secured Credit Agreement	—	41,875
Convertible Debentures	16,006	16,006
2025 Lompoc Term Loan	2,990	—
Other	—	378
Total Notes Payable	68,996	58,259
Less: Unamortized Debt Issuance Costs and Loan Origination Fees	(330)	(63)
Net Amount	68,666	58,196
Less Current Portion of Notes Payable	(37)	(7,644)
Notes Payable, Net of Current Portion	$68,629	$50,552
Senior Secured Credit Facility
On February 28, 2025, the Company refinanced its Prior Credit Agreement (as defined below) and entered into a new senior secured credit facility for an aggregate principal amount of $50 million maturing on February 28, 2030 (the “Senior Secured Credit Facility,” as amended) with certain U.S.-based banks (together, the “Senior Secured Credit Facility Lender”). The Senior Secured Credit Facility is secured by a first priority lien on the Company’s Camarillo, Padaro and Casitas greenhouse farms and facilities and a first priority lien on the rest of the Company’s assets excluding other real estate and is jointly and severally guaranteed by several of the Company’s subsidiaries.
Payments for the first 2 years are interest-only. Principal and interest payments will be made during the last 3 years based on a straight-line amortization of the loan amount over a period of 15 years beginning on April 1, 2027, with a balloon payment of the remainder of the principal due on the maturity date. Interest payments began on April 1, 2025 and will be paid in monthly installments. The Senior Secured Credit Facility has optional and mandatory prepayments. The Company may make optional prepayments to repay the Senior Secured Credit Facility, in whole or in part, subject to paying an applicable premium. Mandatory prepayments include a change in control of the borrower subsidiaries including changes in parent company ownership or certain acquisition or controlling influence over the borrower subsidiaries.
The Senior Secured Credit Facility has a floating interest rate based on the Wall Street Journal’s prime rate, which was 6.75% as of December 31, 2025, plus 1.25%. On February 28, 2025, the Company entered into an interest rate swap agreement with a notional amount of $50 million to convert the variability of cash flows resulting from fluctuations in variable rates to effectively set the interest rate at 8.58%. The interest rate swap agreement expires on February 28, 2030. See Note 12 – Derivative Instruments for more information.
Upon closing, the Company deposited an interest reserve in the amount of $3 million into an escrow account, which is included in restricted cash, net of current portion in the Consolidated Balance Sheet as of December 31, 2025.
The Senior Secured Credit Facility contains a covenant which requires the Company to maintain liquidity in excess of $10 million at all times. In March 2026, in connection with the amendment described below, this covenant was amended to require the Company to maintain liquidity in excess of $15 million. The Senior Secured Credit Facility also contains a covenant which requires the Company to maintain a Consolidated Fixed-Charge Coverage Ratio of at least 1.25x measured quarterly on a trailing-twelve-month basis commencing as of December 31, 2024. The Fixed-Charge Coverage Ratio is defined as Adjusted earnings before interest, taxes, depreciation, and amortization (“EBITDA”) minus income tax expense divided by the current portion of long-term debt plus interest expense plus the current portion of capital leases. Preferred equity dividend payments and convertible debt payments are not included in the Fixed-Charge Coverage Ratio calculation as the former can be suspended if needed and the latter can be paid in shares.
As of December 31, 2025, the Company was not in compliance with the Fixed-Charge Coverage Ratio financial covenant under its Senior Secured Credit Facility and also experienced certain technical events of default related to administrative and guarantor provisions, none of which related to payment obligations. As a result of these events of default, the lender had the contractual right to declare the related debt immediately due and payable. On March 16, 2026, the Company entered into a First Amendment and Waiver to the Senior Secured Credit Facility pursuant to which the lender waived the financial covenant violation and the related technical events of default. The amendment also suspends testing of the Fixed-Charge Coverage Ratio for the fiscal quarters ending March 31, 2026, June 30, 2026, and September 30, 2026, with covenant testing resuming for the fiscal quarter ending December 31, 2026. As a result of the waiver and covenant suspension, the lender does not have the contractual right to accelerate the debt arising from these events of default for a period greater than twelve months from December 31, 2025. Accordingly, the related debt has been classified as noncurrent as of December 31, 2025.
Prior Senior Secured Credit Agreement
On December 9, 2021 (the “Prior Senior Secured Closing Date”), the Company entered into a senior secured term loan agreement, as amended (the “Prior Credit Agreement”), for total available proceeds of up to $100 million with funds managed by a U.S.-based private credit investment fund and other participating third-party lenders (together, the “Prior Senior Secured Lender”). Effective December 10, 2021, the Company closed on an initial term loan through the Prior Credit Agreement of $50 million. Beginning 24 months following the Prior Senior Secured Closing Date, the principal amount was repaid in monthly installments in an aggregate amount equal to 1.25% per annum of the original principal amount through the November 30, 2026 maturity date. Beginning on December 31, 2021, interest was paid in monthly installments equal to the floating base rate plus the applicable term margin, or 5.25%. The interest rate was contractually set to be no less than 10% per annum or exceed 12% per annum. As of December 31, 2024, the interest rate was 12%.
The Company had optional and mandatory prepayments. Mandatory prepayments included any voluntary and involuntary sale or disposition of assets by the Company or any restricted subsidiaries. The outstanding principal amount of the obligation was to be repaid by 100% of cash proceeds received from the sale or disposition of assets with certain exemptions as defined in the Prior Credit Agreement. As of the Prior Senior Secured Closing Date, the Company deposited an interest reserve in the amount of $3 million into an escrow account, which was included as restricted cash in the Consolidated Balance Sheets as of December 31, 2024. Additionally, the Company’s equity interests held in its subsidiaries, including, without limitation, in Glass House Farm LLC, Magu Farm LLC and GH Camarillo LLC, which subsidiaries hold title to the Company’s real property, were pledged as security.
The Prior Credit Agreement contained a financial covenant which required the Company to maintain liquidity in excess of $10 million at all times. As of December 31, 2024, the Company was in compliance with such financial covenant. Additionally, there were certain covenants which required the Company to maintain a specific minimum debt service coverage ratio (the “DSCR”) measured quarterly beginning with the quarter ended December 31, 2022.
Amendments to the Prior Credit Agreement
On January 21, 2022, the Company amended and restated the Prior Credit Agreement (the “1st Amendment”) wherein certain events of default were waived by the Prior Senior Secured Lender.
On May 12, 2022, the Company amended and restated the Prior Credit Agreement (the “2nd Amendment”) wherein certain events of default were waived by the Prior Senior Secured Lender, and the Company entered into an incremental term loan in the amount of $10 million (the “Incremental Term Loan”), for total available proceeds of $110 million payable in monthly installments at an interest rate of 10% per annum. In addition, a 1% fee of the outstanding principal amount of the Incremental Term Loan was payable in monthly installments beginning August 1, 2022, with a maturity date through October 31, 2022. In connection with the Incremental Term Loan, the Company issued 175,000 warrants to the Prior Senior Secured Lender, with an exercise price of $11.50 per share, to acquire Equity Shares until June 26, 2026. The fair value of the warrants were determined using Level 1 inputs as these warrants are openly traded on a stock exchange. During the year ended December 31, 2022, the Company recorded an additional debt discount of $89 thousand related to the change in terms of the Prior Credit Agreement. In addition to receiving the $10 million in Incremental Term Loan, the Company paid $0.6 million in direct loan fees, which were recorded as a debt discount. On August 30, 2022, the Company fully repaid the $10 million Incremental Term Loan in cash.
In March 2023, the Company entered into another amendment to the Prior Credit Agreement by which the Prior Senior Secured Lender waived and deferred enforcement of certain covenants which require the Company to maintain the DSCR beginning with the quarter ended on June 30, 2023. In connection with the amendment to the Prior Credit Agreement, the Company paid an amount equal to 2% of the aggregate principal amount of the loan outstanding as of August 1, 2023. The Company recognized amendment fees of $1.0 million as other expense and paid such fee on July 27, 2023.
On February 23, 2024, the Company entered into Amendment Number Five to Credit Agreement, Waiver, and Consent with the Prior Senior Secured Lender to among other things approve of the GH Group Series C Preferred and GH Group Series D Preferred offerings and to amend the Prior Credit Agreement to change the Minimum EBITDA requirement to have an annualized EBITDA of $20.0 million for the fiscal quarter period ended December 31, 2023, a Last Twelve Month (“LTM”) EBITDA of $20.0 million for the fiscal quarter period ended March 31, 2024 and June 30, 2024, and a LTM EBITDA of $22.5 million for each month ending on July 31, 2024 and for each month ending thereafter.
On February 28, 2025, the Company used proceeds from the Senior Secured Credit Facility to repay the remaining balance of the Prior Credit Agreement term loan in the amount of $40.6 million plus fees and extinguished in its entirety the Company’s obligations under the Prior Credit Agreement. As a result, the Company recognized $0.3 million as a loss on extinguishment of debt in its Consolidated Statement of Operations.
2025 Lompoc Term Loan
On August 4, 2025, the Company entered into a term loan for an aggregate principal amount of $3 million maturing on August 4, 2035 (the “2025 Lompoc Term Loan”) with a U.S.-based bank (the “2025 Lompoc Term Loan Lender”). The 2025 Lompoc Term Loan requires monthly principal and interest payments commencing on September 4, 2025 and has an initial fixed interest rate of 8.5% for the first five years. Beginning September 4, 2030, the loan converts to a variable rate based on the Wall Street Journal prime rate plus 1%, resetting every five years, with a minimum floor rate of 5%. The loan is amortized over 25 years with a balloon payment due at maturity. Proceeds were used to acquire the remaining 76% ownership interest in a property located in Lompoc, California. See Note 6 – Property, Plant and Equipment for further information.
The 2025 Lompoc Term Loan is secured by a first-priority deed of trust on the Company’s Lompoc facility and a first priority lien on other assets of the Company excluding other real estate. The loan is jointly and severally guaranteed by several of the Company’s subsidiaries.
The 2025 Lompoc Term Loan includes covenants, including a requirement to maintain a minimum debt service coverage ratio of 1.25x, measured annually at the guarantor level, Glass House Brands Inc. As of December 31, 2025, the Company was not in compliance with this financial covenant. As a result, the lender had the contractual right to declare the related debt immediately due and payable. In March 2026, the lender provided a waiver of the financial covenant violation which prevents the lender from exercising its acceleration rights for a period of at least twelve months from December 31, 2025. Accordingly, the related debt has been classified as noncurrent as of December 31, 2025.
Convertible Debentures
On April 28, 2022, the Company completed the Plus Products acquisition in which the purchase price was payable in part through an aggregate of 20,005 unsecured convertible debenture notes which consist of 12,003 debenture notes (the “Series A Notes”) and 8,002 debenture notes (the “Series B Notes”) (collectively, the “Plus Convertible Notes”). The Plus Convertible Notes accrue interest at 8.00% per annum payable semi-annually in arrears until April 15, 2027 (the “Maturity Date”). Interest is payable either in cash, by the issuance of the Company’s Equity Shares, or a combination of both at the sole discretion of the Company, based on the 10-day volume-weighted average price (“VWAP”) of the Equity Shares ending 5 trading days prior to the interest payment date with a fixed exchange rate of USD $1.00 to CAD $1.27.
The Series A Notes are redeemable, at the sole option of the Company, in full or in part on a pro rata basis, and payable either in cash, by the issuance of the Company’s Equity Shares, or a combination of both, at any time through the Maturity Date based on the higher of (i) the 10-day VWAP of the Equity Shares ending 5 trading days prior to the redemption date, or (ii) CAD $4.08.
The Series B Notes are redeemable, at the sole option of the Company, in full or in part on a pro rata basis, and payable either in cash, by the issuance of the Company’s Equity Shares, or a combination of both, at any time through the Maturity Date based on the lower of (i) the 10-day VWAP of the Equity Shares ending 5 trading days prior to the redemption date, or (ii) $10.00 per Equity Share. In the event the Company’s Equity Shares achieve a closing price of $10.00 per share over any period greater than or equal to 20 consecutive trading days, each holder of the Series B Notes may elect to convert all or a portion of their holdings into the Company’s Equity Shares based on a conversion price of $10.00 per Equity Share. As of December 31, 2025, the balance of $11.9 million and $4.1 million for the Series A Notes and Series B Notes, respectively remain outstanding.
The conversion features of the Series A Notes and Series B Notes were bifurcated from the related notes and classified as derivatives due to the variability of price in accordance with ASC 815. See Note 12 – Derivative Instruments for further information.
Scheduled maturities of notes payable for each of the following years were as follows (in thousands):

December 31:	Principal Payments
2026	$37
2027	18,824
2028	3,376
2029	3,381
2030	40,607
Thereafter	2,771
Total Future Minimum Principal Payments	$68,996